Financial investments	9 Months Ended
Sep. 30, 2018
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of September 30, 2018 and December 31, 2017 is as follows:

	Balance as of September 30, 2018	Balance as of December 31, 2017

	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	3,157	2,088
Derivative assets	15,350	8,230
Other receivable accounts at amortized cost	34,440	34,924
Total non-current financial investments	52,947	45,242

Fair value through profit or loss	-	1,715
Contracted concessional financial assets	145,807	131,066
Other receivable accounts at amortized cost	91,273	77,357
Total current financial investments	237,080	210,138

Investment in Ten West Link as of September 30, 2018 is a $3.2 million investment, which was made by the Company for a 12.5% interest in a 114-mile transmission line in the US.

Financial assets at fair value through profit or loss of $1.7 million as of December 31, 2017 fully related to the residual part of the Abengoa debt and equity instruments received in exchange of the guarantee previously provided by Abengoa regarding the preferred equity investment in ACBH. These instruments have been entirely sold.